INCOME TAXES (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 28, 2013
Net operating loss carryforward	$ 60,590
Expiration Year 2015 [Member]
Net operating loss carryforward	1,640
Expiration Year 2023 [Member]
Net operating loss carryforward	5,602
Expiration Year 2024 [Member]
Net operating loss carryforward	9,094
Expiration Year 2025 [Member]
Net operating loss carryforward	7,432
Expiration Year 2026 [Member]
Net operating loss carryforward	9,854
Expiration Year 2027 [Member]
Net operating loss carryforward	5,152
Expiration Year 2028 [Member]
Net operating loss carryforward	1,637
Expiration Year 2030 [Member]
Net operating loss carryforward	3,279
Expiration Year 2031 [Member]
Net operating loss carryforward	4,676
Expiration Year 2032 [Member]
Net operating loss carryforward	4,798
Expiration Year 2033 [Member]
Net operating loss carryforward	$ 7,426